Contingencies and related obligations	12 Months Ended
Dec. 31, 2024
Contingencies and related obligations
Contingencies and related obligations

D1 Contingencies and related obligations

Litigation and regulatory proceedings

The Group is involved in various litigation and regulatory proceedings from time to time. While the outcome of such litigation and regulatory issues cannot be predicted with certainty, the Group believes that the ultimate outcome of any current or pending matters will not have a material adverse effect on the Group’s financial condition, results of operations or cash flows.

Guarantees

The Group has provided guarantees and commitments to third parties entered into in the normal course of business and the Company has guaranteed public debt securities issued by one of its wholly-owned subsidiaries, Prudential Funding (Asia) PLC from early 2023. The Group considers the likelihood of outflows arising under such guarantees and commitments as remote.

Intra-group capital support arrangements

Prudential has provided undertakings to the regulators of its Hong Kong life subsidiary, Prudential Hong Kong Limited, to formalise the circumstances regarding their solvency levels in which intra-group capital support will be provided by Prudential. Other intra-group transactions are discussed in note D4 below.